Annual Fund Operating Expenses	Sep. 30, 2022
Eaton Vance Atlanta Capital Focused Growth Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.03%
Eaton Vance Atlanta Capital Focused Growth Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.78%
Eaton Vance Atlanta Capital Focused Growth Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.78%
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Operating Expenses:
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.04%
Eaton Vance Atlanta Capital Select Equity Fund | Class C
Operating Expenses:
Management Fees	0.69%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.79%
Eaton Vance Atlanta Capital Select Equity Fund | Class I
Operating Expenses:
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.79%
Eaton Vance Atlanta Capital Select Equity Fund | Class R6
Operating Expenses:
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.74%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.14%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.89%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.88%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.39%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R6
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.82%